Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Net loss	$ 3,100,000
Deficit	2,200,000
Cash and cash equivalents and restricted cash	1,715,866	$ 1,609,030
Sale of robots
Post-tax profit higher/lower	$ 210,000	193,000
Borrowings interest rates basis points	100
Post-tax interest rate risk	$ 12,000	132,000
Cash and cash equivalents	$ 8,414,044	6,078,691
Accounts receivable, description	the allowance for doubtful accounts, prior to January 1, 2020, the Company applied the following percentages: 5% to receivables from 61 to 90 days; 30% to receivables from 91 to 180 days and 60% to receivables from 181 to 365 days. Account balances older than one year were charged off against the allowance after all means of collection of been exhausted (both legally and commercially speaking) and the potential for recovery was considered remote. No allowance was established for the Company’s due from related parties and other receivables as the amounts were deemed fully collectible.
Bad debt expense	$ 2,872	19,554
Commercial contracts tax rate	3.00%
Governmental contracts tax rate	1.00%
Revenue	$ 37,433,467	215,315
Actuarial loss	8,772	$ 131,713
Third Parties [Member]
Significant Accounting Policies (Details) [Line Items]
Cost of revenue	30,478,783
Related Parties [Member]
Significant Accounting Policies (Details) [Line Items]
Cost of revenue	$ 895,315